Average Annual Total Returns - PGIM Short Duration Muni Fund	A One Year	A Five Years	A Ten Years	A SinceInception	A InceptionDate	C One Year	C Five Years	C Ten Years	C SinceInception	C InceptionDate	Z One Year	Z Five Years	Z Ten Years	Z SinceInception	Z InceptionDate	Z Return After Taxes on Distributions One Year	Z Return After Taxes on Distributions Five Years	Z Return After Taxes on Distributions Ten Years	Z Return After Taxes on Distributions SinceInception	Z Return After Taxes on Distributions InceptionDate	Z Return After Taxes on Distributions and Sale of Fund Shares One Year	Z Return After Taxes on Distributions and Sale of Fund Shares Five Years	Z Return After Taxes on Distributions and Sale of Fund Shares Ten Years	Z Return After Taxes on Distributions and Sale of Fund Shares SinceInception	Z Return After Taxes on Distributions and Sale of Fund Shares InceptionDate	R6 One Year	R6 Five Years	R6 Ten Years	R6 SinceInception	R6 InceptionDate	Bloomberg Barclays 1-8 Year Municipal Index One Year	Bloomberg Barclays 1-8 Year Municipal Index Five Years	Bloomberg Barclays 1-8 Year Municipal Index Ten Years	Bloomberg Barclays 1-8 Year Municipal Index SinceInception
Total	0.13%	2.25%		2.46%	May 29, 2014	0.73%	1.96%		2.04%	May 29, 2014	2.84%	2.98%		3.08%	May 29, 2014	2.83%	2.97%		3.07%	May 29, 2014	2.50%	2.81%		2.89%	May 29, 2014	2.86%			3.31%	May 25, 2017	3.61%	2.47%		2.29%	[1]

[1]	Since Inception returns for the Index is measured from the closest month-end to the inception date for Class A shares, Class C shares and Class Z shares.